EARNINGS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Earnings Per Share [Abstract]
Earnings per common share

The table below details the computation of our basic and diluted EPS:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Numerator:
Net income	$22,445	$12,636	$103,143	$25,423
Less: Distributed earnings allocated to nonvested awards	(251)	—	(251)	—
Less: Undistributed earnings allocated to nonvested awards	(211)	—	(1,704)	—

Numerator for basic and diluted earnings per share	$21,983	$12,636	$101,188	$25,423

Denominator:
Average shares outstanding—Basic	74,878,851	65,334,001	68,913,664	65,249,404
Potential effect of nonvested restricted stock awards	—	1,513,944	—	1,473,407

Average shares outstanding—Diluted	74,878,851	66,847,945	68,913,664	66,722,811

Net income per common share—Basic	$0.29	$0.19	$1.47	$0.39
Net income per common share—Diluted	$0.29	$0.19	$1.47	$0.38
Dividend per share	$0.14	$—	$0.14	$—
Antidilutive awards excluded from the computation of diluted EPS:
Stock options	646,180	—	646,180	—
Restricted stock	939,627	—	957,717	—
RSUs	4,702	—	4,702	—

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net income (loss)	$37,111	$(37,943)	$(57,047)

Weighted average shares outstanding—Basic	65,350,463	64,209,838	63,502,480
Potential effect of unvested restricted stock	831,402	—	—

Weighted average Shares outstanding—Diluted	66,181,865	64,209,838	63,502,480

Net income (loss) per common share—Basic	$0.57	$(0.59)	$(0.90)
Net income (loss) per common share—Diluted	$0.56	$(0.59)	$(0.90)